BUSINESS COMBINATION (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Nov. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Business Acquisition [Line Items]
Service Based Earn-Out and the Bonus Amount		$ 2,166
DPI [Member]
Business Acquisition [Line Items]
Price consideration	$ 19,231
Value of ordinary shares issued	2,461
Deferred payment in ordinary shares	820
Cash paid to partially settle DPI's outstanding debt and transaction costs	4,787
Contingent earn-out payments	$ 11,163
Ordinary shares issued	2,419,755		705,245
One time bonus receivable			$ 9,000
Service Based Earn-Out and the Bonus Amount		2,166
Unrecognized compensation cost related to the Service Based Earn		8,206
DPI [Member] | Minimum [Member]
Business Acquisition [Line Items]
Amended bonus amount		2,000
DPI [Member] | Maximum [Member]
Business Acquisition [Line Items]
Amended bonus amount		$ 9,000